UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31,
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS GLOBAL EQUITY FUND
FORM N-Q
MARCH 31, 2007

Legg Mason Partners Global Equity Fund
Schedule of Investments (unaudited)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 98.7%
Australia — 3.5%
145,850	AMP Ltd.	$1,228,065
48,550	Caltex Australia Ltd.	938,769
379,900	GPT Group	1,520,882
32,800	Leighton Holdings Ltd.	890,999
20,700	Macquarie Bank Ltd.	1,388,154
148,650	Qantas Airways Ltd.	632,446
31,750	QBE Insurance Group Ltd.	811,530
201,300	Stockland	1,329,538
41,500	WorleyParsons Ltd.	934,622

	Total Australia	9,675,005

Austria — 0.8%
15,200	Boehler-Uddeholm AG	1,463,652
9,500	Voestalpine AG	689,898

	Total Austria	2,153,550

Belgium — 0.8%
48,300	Dexia	1,443,085
11,000	InBev NV	795,152

	Total Belgium	2,238,237

Bermuda — 0.3%
13,400	Arch Capital Group Ltd. *	914,014

Canada — 3.0%
30,100	Addax Petroleum Corp.	952,945
15,800	Agrium Inc.	607,798
17,400	Alcan Inc., New York Shares	908,280
45,700	HudBay Minerals Inc. *	806,261
11,200	Inmet Mining Corp.	616,879
51,300	LionOre Mining International Ltd. *	855,222
71,700	Lundin Mining Corp. *	799,154
14,000	Metro Inc., Class A	443,230
41,900	Shaw Communications Inc.	1,547,491
15,000	Toronto-Dominion Bank	903,201

	Total Canada	8,440,461

Denmark — 1.0%
27,200	Danske Bank A/S	1,266,842
4,700	FLSmidth & Co. A/S, Class B Shares	318,864
14,600	Jyske Bank A/S *	1,176,564

	Total Denmark	2,762,270

Finland — 0.8%
16,700	Metso Corp.	883,333
34,600	Outokumpu Oyj	1,190,632

	Total Finland	2,073,965

France — 3.9%
59,600	Air France-KLM	2,722,065
17,900	Capgemini SA	1,364,311
5,300	Ciments Francais SA	1,118,876
15,975	Compagnie de Saint-Gobain	1,563,275
18,100	Neuf Cegetel	678,037
8,700	Pinault Printemps Redoute SA	1,392,872
40,300	Suez SA	2,127,864

	Total France	10,967,300

Germany — 3.5%
29,215	Altana AG	1,899,689
7,750	Deutsche Bank AG	1,045,192
See Notes to Schedule of Investments.

Legg Mason Partners Global Equity Fund
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Germany — 3.5% (continued)
67,950	Deutsche Lufthansa AG	$1,847,517
11,500	Deutsche Postbank AG	1,003,860
9,201	Fresenius Medical Care AG & Co.	1,340,307
15,100	Hypo Real Estate Holding AG	964,097
11,000	Salzgitter AG	1,608,251

	Total Germany	9,708,913

Hong Kong — 0.8%
85,000	Esprit Holdings Ltd.	993,179
365,200	Li & Fung Ltd.	1,147,413

	Total Hong Kong	2,140,592

India — 0.3%
42,000	Satyam Computer Services Ltd., ADR	953,400

Italy — 2.7%
286,300	Compagnia Assicuratrice Unipol SpA	1,108,489
48,586	Eni SpA	1,582,887
51,900	Fiat SpA	1,309,788
41,026	Fondiaria Sai SpA	1,885,820
44,000	Saipem SpA	1,282,835
756,400	Seat Pagine Gialle SpA	466,858

	Total Italy	7,636,677

Japan — 10.6%
115,000	Dainippon Ink and Chemicals Inc.	457,789
63,000	Dowa Mining Co., Ltd.	641,977
705,500	Haseko Corp. *	2,580,402
210,000	Hokuhoku Financial Group Inc.	725,216
149,000	Itochu Corp.	1,480,304
71,700	JTEKT Corp.	1,259,393
94	KDDI Corp.	752,384
136,000	Mazda Motor Corp.	754,238
23,000	Mitsui Fudosan Co., Ltd.	676,902
48,000	NHK Spring Co., Ltd.	483,001
84,000	Nippon Yusen Kabushiki Kaisha	675,201
226,000	Nishi-Nippon City Bank Ltd.	1,005,384
10,800	Nomura Holdings Inc.	225,526
43,000	NTN Corp.	373,070
2,620	ORIX Corp.	684,166
264,000	Osaka Gas Co., Ltd.	1,026,224
75,200	Ricoh Co., Ltd.	1,698,261
96,000	Sekisui Chemical Co., Ltd.	766,759
21,100	Shin-Etsu Chemical Co., Ltd.	1,290,427
35,100	Stanley Electric Co., Ltd.	715,047
37,800	Sumco Corp.	1,575,469
27,050	Takeda Pharmaceutical Co., Ltd.	1,778,561
120,000	Toho Gas Co., Ltd.	618,551
68,450	Toyota Motor Corp.	4,395,845
44,000	UNY Co., Ltd.	605,180
23,100	Urban Corp.	340,119
29,000	Yamaha Motor Co., Ltd.	814,018
98,000	Yaskawa Electric Corp.	1,160,345

	Total Japan	29,559,759

Netherlands — 3.2%
6,050	Heineken NV	316,854
280,000	Koninklijke Ahold NV *	3,276,632
57,409	Mittal Steel Co., NV	3,053,495
29,100	Royal Dutch Shell PLC, Class A Shares	969,067
25,100	SNS Reaal	581,075
See Notes to Schedule of Investments.

Legg Mason Partners Global Equity Fund
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Netherlands — 3.2% (continued)
22,800	Wolters Kluwer NV	$684,867

	Total Netherlands	8,881,990

Norway — 1.1%
41,100	Petroleum Geo-Services ASA *	1,073,412
110,363	Telenor ASA	1,960,911

	Total Norway	3,034,323

Portugal — 0.8%
65,080	Banco Espirito Santo SA	1,243,774
165,700	Energias de Portugal SA	890,861

	Total Portugal	2,134,635

Russia — 0.8%
21,900	AFK Sistema, Registered Shares, GDR	621,960
13,900	AO VimpelCom, ADR	1,318,276
7,700	OAO Gazprom, ADR	322,630

	Total Russia	2,262,866

Singapore — 0.5%
107,000	Keppel Corp., Ltd.	1,339,748

South Africa — 0.4%
168,900	Aveng Ltd.	1,066,493

Spain — 1.4%
9,600	Fomento de Construcciones y Contratas SA	987,965
29,400	Red Electrica de Espana	1,386,801
69,625	Telefonica SA	1,536,423

	Total Spain	3,911,189

Sweden — 0.8%
30,900	Svenska Handelsbanken AB *	917,938
33,600	Swedbank AB	1,176,128

	Total Sweden	2,094,066

Switzerland — 1.3%
1,850	Nestle SA	722,013
9,500	Novartis AG	546,058
10,950	Roche Holding AG	1,941,489
1,800	Zurich Financial Services AG	520,658

	Total Switzerland	3,730,218

United Kingdom — 10.6%
75,900	Amvescap PLC	836,670
38,200	Anglo American PLC	2,012,964
100,283	Barclays PLC	1,423,269
43,900	Barratt Developments PLC	954,885
34,000	Bellway PLC	1,064,144
151,800	BG Group PLC	2,190,282
18,900	Bovis Homes Group PLC	428,587
262,537	BP PLC	2,852,686
125,700	British Airways PLC *	1,202,530
15,000	British Land Co. PLC	451,169
136,600	BT Group PLC	816,754
427,300	Cable & Wireless PLC	1,401,303
73,500	FirstGroup PLC	961,406
67,400	GlaxoSmithKline PLC	1,853,449
69,000	HBOS PLC	1,422,067
306,500	Henderson Group PLC	883,878
151,500	Invensys PLC *	866,329
93,600	National Grid PLC	1,469,369
65,400	Northern Rock PLC	1,474,034
See Notes to Schedule of Investments.

Legg Mason Partners Global Equity Fund
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

United Kingdom — 10.6% (continued)
29,500	Persimmon PLC	$816,454
214,300	Premier Foods PLC	1,234,933
71,600	Royal Bank of Scotland Group PLC	2,796,269
8,000	Severn Trent PLC	225,820

	Total United Kingdom	29,639,251

United States — 45.8%
12,000	A.G. Edwards Inc.	830,160
25,100	Aetna Inc.	1,099,129
31,875	American Eagle Outfitters Inc.	955,931
16,800	American Financial Group Inc.	571,872
22,680	American International Group Inc.	1,524,550
17,800	AmerisourceBergen Corp.	938,950
73,000	Annaly Mortgage Management Inc.	1,130,040
22,000	Applera Corp. — Applied Biosystems Group	650,540
57,000	Archer-Daniels-Midland Co.	2,091,900
53,982	AT&T Inc.	2,128,510
193,500	Atmel Corp. *	973,305
54,950	Bank of America Corp.	2,803,549
37,800	Big Lots Inc. *	1,182,384
40,200	BMC Software Inc. *	1,237,758
11,800	Boeing Co.	1,049,138
28,200	Brinker International Inc.	922,140
11,400	Burlington Northern Santa Fe Corp.	916,902
5,000	Carpenter Technology Corp.	603,800
15,700	CB Richard Ellis Group Inc., Class A Shares *	536,626
18,900	Celanese Corp.	582,876
10,400	Cephalon Inc. *	740,584
32,470	Chevron Corp.	2,401,481
44,200	Cisco Systems Inc. *	1,128,426
51,000	CMS Energy Corp.	907,800
40,200	Commercial Metals Co.	1,260,270
53,900	Compuware Corp. *	511,511
17,790	Countrywide Financial Corp.	598,456
23,700	Crown Holdings Inc. *	579,702
21,800	CSX Corp.	873,090
4,800	Cullen/Frost Bankers Inc.	251,184
18,700	CVS Corp.	638,418
14,800	Darden Restaurants Inc.	609,612
46,100	Dollar Tree Stores Inc. *	1,762,864
66,500	El Paso Corp.	962,255
40,300	Estee Lauder Cos. Inc., Class A Shares	1,968,655
71,225	Exxon Mobil Corp.	5,373,926
69,700	Fairchild Semiconductor International Inc. *	1,165,384
13,500	Family Dollar Stores Inc.	399,870
6,800	FedEx Corp.	730,524
23,050	First Marblehead Corp.	1,034,714
13,900	FirstEnergy Corp.	920,736
20,900	Forest Laboratories Inc. *	1,075,096
5,400	Freddie Mac	321,246
48,600	Frontier Oil Corp.	1,586,304
83,031	General Electric Co.	2,935,976
4,600	Goldman Sachs Group Inc.	950,498
38,400	Goodyear Tire & Rubber Co. *	1,197,696
18,000	Health Net Inc. *	968,580
87,720	Hewlett-Packard Co.	3,521,081
14,200	Hillenbrand Industries Inc.	843,054
14,000	Honeywell International Inc.	644,840
34,900	Host Marriott Corp.	918,219
23,900	Humana Inc. *	1,386,678
109,800	Intel Corp.	2,100,474
32,000	International Business Machines Corp.	3,016,320
20,500	International Flavors & Fragrances Inc.	968,010
See Notes to Schedule of Investments.

Legg Mason Partners Global Equity Fund
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

United States — 45.8% (continued)
16,000	Invitrogen Corp. *	$1,018,400
23,600	ITT Educational Services, Inc. *	1,923,164
7,700	J.C. Penney Co. Inc.	632,632
14,300	Johnson & Johnson	861,718
9,500	Jones Lang LaSalle Inc.	990,660
92,250	JPMorgan Chase & Co.	4,463,055
11,600	Kinetic Concepts Inc. *	587,424
22,800	Kraft Foods Inc., Class A Shares	721,848
56,500	Kroger Co.	1,596,125
3,700	Lehman Brothers Holdings Inc.	259,259
18,500	Lexmark International Inc., Class A Shares *	1,081,510
5,900	Lincoln Electric Holdings Inc.	351,404
22,700	Loews Corp.	1,031,261
12,700	Manitowoc Co. Inc.	806,831
14,200	Manpower Inc.	1,047,534
9,000	Marathon Oil Corp.	889,470
26,600	Mattel Inc.	733,362
7,000	McKesson Corp.	409,780
11,750	Men’s Wearhouse Inc.	552,838
19,600	Mentor Corp.	901,600
15,100	MetLife Inc.	953,565
61,300	Micron Technology Inc. *	740,504
70,900	Microsoft Corp.	1,975,983
18,100	Molson Coors Brewing Co., Class B Shares	1,712,622
64,500	Mylan Laboratories Inc.	1,363,530
19,700	NBTY Inc. *	1,044,888
8,600	Nucor Corp.	560,118
600	NVR Inc. *	399,000
94,100	Pfizer Inc.	2,376,966
9,100	Phillips-Van Heusen Corp.	535,080
27,000	PNM Resources Inc.	872,100
29,400	Qwest Communications International Inc. *	264,306
16,400	SEACOR Holdings Inc. *	1,613,760
11,700	Sempra Energy	713,817
140,052	Solectron Corp. *	441,164
8,900	Stanley Works	492,704
18,400	Target Corp.	1,090,384
13,800	Terex Corp. *	990,288
22,000	Tesoro Corp.	2,209,460
23,100	Travelers Cos. Inc.	1,195,887
22,700	UnitedHealth Group Inc.	1,202,419
6,600	Valero Energy Corp.	425,634
76,500	Verizon Communications Inc.	2,900,880
65,625	Vishay Intertechnology Inc. *	917,438
2,700	W.R. Berkley Corp.	89,424
68,300	Wal-Mart Stores Inc.	3,206,685
16,400	Waters Corp. *	951,200
11,000	WellPoint Inc. *	892,100
6,500	WESCO International Inc. *	408,070
89,450	Western Digital Corp. *	1,503,654
37,700	Xcel Energy Inc.	930,813
103,400	Xerox Corp. *	1,746,426

	Total United States	127,564,338

	TOTAL COMMON STOCKS (Cost — $247,167,823)	274,883,260

RIGHT — 0.0%
Japan — 0.0%
63,000	Dowa Mining, Expires 1/29/10* (Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $247,167,823)	274,883,260

See Notes to Schedule of Investments.

Legg Mason Partners Global Equity Fund
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 0.4%
Time Deposit — 0.4%
$1,135,000	State Street Bank & Trust Co., 4.670% due 4/2/07 (Cost — $1,135,000)	$1,135,000

	TOTAL INVESTMENTS — 99.1% (Cost — $248,302,823#)	276,018,260
	Other Assets in Excess of Liabilities — 0.9%	2,618,132

	TOTAL NET ASSETS — 100.0%	$278,636,392

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Summary of Investments by Sector** (unaudited)

Financials	20.9%
Consumer Discretionary	12.6%
Information Technology	10.5%
Energy	10.4%
Industrials	10.3%
Health Care	10.0%
Materials	8.2%
Consumer Staples	7.4%
Telecommunication Services	4.9%
Utilities	4.4%
Short-Term Investment	0.4%

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2007 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Global Equity Fund (the “Fund”) a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company.
Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$31,229,234
Gross unrealized depreciation	(3,513,797)

Net unrealized appreciation	$27,715,437

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 30, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 30, 2007